FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign exchange rates [abstract]
Exchange differences recognized in the profit or loss statement	$ (157,709)	$ (18,718)	$ 121,651
Exchange differences recognized in equity statement of comprehensive income as reserves	$ 610,201	$ 47,495	$ 494,362